Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Income taxes - Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

	2021	2022	2023
Income before taxes	509	(1,731)	(526)
Investments in associates, net of income taxes	(4)	(2)	(98)
Income before taxes and Investment in associates	513	(1,729)	(429)

Current tax (expense) benefit	(298)	(97)	(201)
Deferred tax (expense) benefit	401	210	274
Income tax (expense) benefit of continuing operations	103	113	73

Income taxes - Current income tax expense [Text Block]

Philips Group

Current income tax expense

in millions of EUR

	2021	2022	2023
Current year tax (expense) benefit	(291)	(111)	(211)
Prior year tax (expense) benefit	(7)	14	10
Current tax (expense) benefit	(298)	(97)	(201)

Income taxes - Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

	2021	2022	2023
Recognition of previously unrecognized tax loss and credit carryforwards	138	2	72
Unrecognized tax loss and credit carryforwards	(10)	(13)	(41)
Changes to recognition of temporary differences	(1)	(4)	(112)
Prior year tax (expense) benefit	20	(1)	(2)
Tax rate changes	10	(18)	4
Origination and reversal of temporary differences, tax losses and tax credits	245	244	353
Deferred tax (expense) benefit	401	210	274

Income taxes - Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

	2021	2022	2023
Weighted average statutory income tax rate in %	22.7	23.6	22.0
Recognition of previously unrecognized tax loss and credit carryforwards	(26.9)	0.1	16.8
Unrecognized tax loss and credit carryforwards	1.9	(0.7)	(9.6)
Changes to recognition of temporary differences	0.3	(0.2)	(26.2)
Non-taxable income and tax incentives	(40.6)	5.8	22.8
Non-deductible expenses	19.3	(22.9)	(10.7)
Withholding and other taxes	7.2	(1.4)	(5.1)
Tax rate changes	(1.9)	(1.0)	0.9
Prior year tax	(2.4)	0.7	1.9
Tax expense (benefit) due to change in uncertain tax treatments	4.4	2.8	2.3
Others, net	(4.0)	(0.2)	1.9
Effective income tax rate	(20.0)	6.5	17.0

Income taxes - Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2023	recognized in income statement	other1)	Balance as of December 31, 2023	Assets	Liabilities
Intangible assets	630	61	(12)	679	826	(147)
Property, plant and equipment	(2)	18	(103)	(88)	44	(132)
Inventories	464	(26)	(78)	360	363	(2)
Other assets	44	20	120	184	233	(48)
Pensions and other employee benefits	153	69	(29)	193	204	(11)
Other liabilities	483	(56)	69	496	521	(25)
Deferred tax assets on tax loss carryforwards	586	188	(44)	730	730
Set-off deferred tax positions					(294)	294
Net deferred tax assets	2,358	274	(77)	2,556	2,627	(71)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2022	recognized in income statement	other1)	Balance as of December 31, 2022	Assets	Liabilities
Intangible assets	587	63	(20)	630	783	(152)
Property, plant and equipment	29	(33)	2	(2)	49	(52)
Inventories	372	75	17	464	473	(8)
Other assets	68	(16)	(8)	44	98	(55)
Pensions and other employee benefits	180	6	(32)	153	175	(22)
Other liabilities	499	(34)	17	483	560	(77)
Deferred tax assets on tax loss carryforwards	398	149	38	586	586
Set-off deferred tax positions					(275)	275
Net deferred tax assets	2,134	210	14	2,358	2,449	(91)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Income taxes - Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total balance as of December 31, 2022	Unrecognized balance as of December 31, 2022	Total balance as of December 31, 2023	Unrecognized balance as of December 31, 2023
Within 1 year	4	3	17	15
1 to 2 years	10	5	20	16
2 to 3 years	9	3	7	2
3 to 4 years	13	4	9	5
4 to 5 years	38	3	38	16
Later	812	93	808	81
Unlimited	2,301	920	2,997	1,231
Total	3,187	1,032	3,896	1,366